Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (125,039)	$ (1,331,947)
Adjustments to reconcile net loss to net cash flows used in operating activities
Stock-based compensation		1,150,350
Changes in assets and liabilities:
Accounts payable and accrued expenses	(7,859)	171,088
Net cash flows used in operating activities	(132,898)	(10,509)
Cash flows from financing activities:
Proceeds from issuance of common stock	121,250	30,000
Repayment of related party advances		(305)
Net cash flows provided by financing activities	121,250	29,695
Net change in cash	(11,648)	19,186
Cash at beginning	19,486	300
Cash at end	7,838	19,486
Supplemental disclosure of non-cash flow information:
Common stock issued in consideration for consulting services		50,000
Effect of reverse-merger transaction on additional paid-in capital		96,414
Income taxes paid